Schedule of operating expenses (Details) (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Expenses
Lessee operating lease term of contract	12 months
Rental expenses	$ 8,635	$ 83,041